Pay vs Performance Disclosure - USD ($)	12 Months Ended					24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table provides information regarding the compensation paid to our principal executive officer (or PEO) and non-PEO NEOs for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, and certain measures of Company performance for such periods. We are using non-GAAP net revenue as the Company Selected Measure.

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:
					Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (In Millions) ($)	Non- GAAP Net Revenue (In Millions)(5) ($)
(A)	(B)	(C)	(D)	(E)	(F)	(G)	(H)	(I)
2025	30,529,835	29,242,935	9,257,166	9,041,012	148	221	1,121	7,355
2024	25,643,093	24,758,368	6,883,584	8,222,584	135	206	1,273	7,430
2023	20,659,002	9,942,539	8,383,839	3,432,972	122	166	802	7,341
2022	19,858,539	9,862,702	9,279,183	5,423,948	127	183	789	7,515
2021	39,165,820	43,921,635	10,591,829	13,798,185	135	170	837	6,190

Company Selected Measure Name	Non-GAAP Net Revenue
Named Executive Officers, Footnote
(1)	The named executive officers for each applicable year are:

Year	PEO	Non-PEO NEOs
2025	Andrew Wilson	Laura Miele, Stuart Canfield, Mala Singh, Jake Schatz.
2024	Andrew Wilson	Laura Miele, Stuart Canfield, Mala Singh, Jake Schatz, Chris Suh.
2023	Andrew Wilson	Laura Miele, Chris Suh, Chris Bruzzo, Mala Singh, Kenneth Moss.
2022	Andrew Wilson	Laura Miele, Chris Suh, Kenneth Moss, Chris Bruzzo, Blake Jorgensen.
2021	Andrew Wilson	Laura Miele, Kenneth Moss, Chris Bruzzo, Blake Jorgensen.

Peer Group Issuers, Footnote [Text Block]
(4)	The peer group used for relative TSR is the RDG Technology Composite Index which is the same peer group the Company uses for its Item 201(e) of Regulation S-K disclosure, assuming an initial fixed $100 investment on March 31, 2020.

PEO Total Compensation Amount	$ 30,529,835	$ 25,643,093	$ 20,659,002	$ 19,858,539	$ 39,165,820
PEO Actually Paid Compensation Amount	$ 29,242,935	24,758,368	9,942,539	9,862,702	43,921,635
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The amounts reported in this column represent “compensation actually paid” to our PEO and other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid,” the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

Year	Executives	Summary Compensation Table Total ($)	Deduct Summary Compensation Table Stock Awards ($)	Add Year-End Value of Unvested Equity Granted in Year ($)	Add Change in Value of Unvested Awards Granted in Prior Years ($)	Add Change in Value of Vested Equity Granted in Prior Years ($)	Compensation Actually Paid ($)
2025	PEO	30,529,835	25,710,910	23,873,495	512,524	37,991	29,242,935
	Non-PEO NEOs*	9,257,166	7,798,164	7,283,456	238,624	59,930	9,041,012
* Presented on an averaged basis

Non-PEO NEO Average Total Compensation Amount	$ 9,257,166	6,883,584	8,383,839	9,279,183	10,591,829
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,041,012	8,222,584	3,432,972	5,423,948	13,798,185
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The amounts reported in this column represent “compensation actually paid” to our PEO and other NEOs (on average), as calculated in accordance with Item 402(v) of Regulation S-K. To determine “compensation actually paid,” the amounts reported in the “Total” column of the Summary Compensation Table for the applicable year were adjusted as follows:

Year	Executives	Summary Compensation Table Total ($)	Deduct Summary Compensation Table Stock Awards ($)	Add Year-End Value of Unvested Equity Granted in Year ($)	Add Change in Value of Unvested Awards Granted in Prior Years ($)	Add Change in Value of Vested Equity Granted in Prior Years ($)	Compensation Actually Paid ($)
2025	PEO	30,529,835	25,710,910	23,873,495	512,524	37,991	29,242,935
	Non-PEO NEOs*	9,257,166	7,798,164	7,283,456	238,624	59,930	9,041,012
* Presented on an averaged basis

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Relationship between “Compensation Actually Paid” and TSR
Compensation Actually Paid vs. Net Income [Text Block]	Relationship between “Compensation Actually Paid” and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Relationship between “Compensation Actually Paid” and Non-GAAP Net Revenue
Tabular List [Table Text Block]

Most Important Performance Measures

The performance measures identified below represent the measures the Company considers the most important in its executive compensation program linking pay to performance for fiscal year 2025. The use of each measure is discussed in the Compensation Discussion and Analysis—Our NEOs’ Fiscal Year 2025 Compensation.

Most Important Performance Measures
Non-GAAP Net Revenue*
Non-GAAP Earnings Per Share*
Non-GAAP Operating Income*

*	Appendix A to this Proxy Statement provides a reconciliation between our non-GAAP financial measures and our audited financial statements.

Total Shareholder Return Amount					135	$ 127	$ 122	$ 135	$ 148
Peer Group Total Shareholder Return Amount					170	$ 183	$ 166	$ 206	$ 221
Net Income (Loss) Attributable to Parent	$ 1,121,000,000	$ 1,273,000,000	$ 802,000,000	$ 789,000,000	$ 837,000,000
Company Selected Measure Amount	7,355,000,000	7,430,000,000	7,341,000,000	7,515,000,000	6,190,000,000
PEO Name	Andrew Wilson	Andrew Wilson	Andrew Wilson	Andrew Wilson	Andrew Wilson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Net Revenue*
Non-GAAP Measure Description [Text Block]
(5)	We identified Non-GAAP Net Revenue as our Company-Selected Measure. Non-GAAP Net Revenue is calculated by adding total GAAP net revenue to the change in deferred net revenue for online-enabled games. Additional information regarding use of non-GAAP measures and reconciliations to the most direct comparable GAAP measures can be found on Appendix A.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share*
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income*
Deduct Summary Compensation Table Stock Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 25,710,910
Deduct Summary Compensation Table Stock Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,798,164
Add Year End Value Of Unvested Equity Granted In Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	23,873,495
Add Year End Value Of Unvested Equity Granted In Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,283,456
Add Change In Value Of Unvested Awards Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	512,524
Add Change In Value Of Unvested Awards Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	238,624
Add Change In Value Of Vested Equity Granted In Prior Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	37,991
Add Change In Value Of Vested Equity Granted In Prior Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 59,930